PRIVATE DEBT AND INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

CLOSED-END FUNDS - 8.8%	Shares	Value
Blue Owl Alternative Credit Fund (a)(b)
(Cost $43,142,146)	4,286,018	$ 42,774,462

PRIVATE INVESTMENT FUNDS - 88.9%	Shares	Value
Antares Private Credit Fund (a)(b)	1,868,284	$ 45,941,105
Apollo Asset Backed Credit Company (a)(b)	2,224,527	56,429,266
Arena Diversified Credit & Income (a)(b)	55,000,000	55,385,944
Basepoint Income Solutions Evergreen Fund (a)(b)	74,425,759	75,758,118
CVC Private Credit Fund S.A. (a)(b)	239,656	23,770,435
Golub Capital Private Credit Fund (a)(b)	1,870,660	45,213,850
HPS Corporate Lending Fund (a)(b)	1,862,003	45,470,107
Silver Point Private Credit Fund (a)(b)	523,085	14,023,915
TPG Twin Brook Capital Income Fund (a)(b)	1,860,077	46,872,647
Whitehawk Capital Partners Evergreen Fund, LP (a)(b)	25,000,000	25,274,786

TOTAL PRIVATE INVESTMENT FUNDS (Cost $437,467,534)		$ 434,140,173

MONEY MARKET SECURITIES - 2.8%	Shares	Value
Federated Treasury Obligations Fund - Institutional Shares, 3.52% (c) (Cost $13,824,868)	13,824,868	$ 13,824,868

TOTAL INVESTMENTS AT VALUE - 100.5% (Cost $494,434,548)		$ 490,739,503

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(2,668,838)

NET ASSETS - 100.0%		$ 488,070,665

(a)	Restricted investments as to resale.
(b)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.
LP	— Limited Partnerships

PRIVATE DEBT AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on the restricted investments held by the Fund at June 30, 2026 is as follow:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
CLOSED-END FUNDS
Blue Owl Alternative Credit Fund	9/3/2025	$ 43,142,146	$ 42,774,462	8.8%
PRIVATE INVESTMENT FUNDS
Antares Private Credit Fund	5/1/2025	46,931,734	45,941,105	9.4%
Apollo Asset Backed Credit Company	5/1/2025	57,250,067	56,429,266	11.5%
Arena Diversified Credit & Income Fund, LP	1/1/2026	55,000,000	55,385,944	11.3%
Basepoint Income Solutions Evergreen Fund	5/1/2025	74,425,759	75,758,118	15.5%
CVC Private Credit Fund S.A.	5/1/2025	24,106,222	23,770,435	4.9%
Golub Capital Private Credit Fund	5/1/2025	46,881,728	45,213,850	9.3%
HPS Corporate Lending Fund	5/1/2025	46,921,663	45,470,107	9.3%
Silver Point Private Credit Fund	5/1/2026	14,000,000	14,023,915	2.9%
TPG Twin Brook Capital Income Fund	5/1/2025	46,950,361	46,872,647	9.6%
Whitehawk Capital Partners Evergreen Fund, LP	7/17/2025	25,000,000	25,274,786	5.2%
		$ 480,609,680	$ 476,914,635	97.7%